Notes to Consolidated Statements of Cash Flows - Summary of Changes in Liabilities Arising From Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
New leases	€ 35,094	€ 15,606
Foreign exchange movement	(1,151)	1,002
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	33,485	66,771
Changes from financing cash flows	35,767	(34,288)
Interest paid	0	0
Conversion to new debt	0
New leases	0	0
Contract modifications	0	0
Disposals	0	0
Interest expense	0	0
Foreign exchange movement	(1,151)	1,002
Ending balance	68,101	33,485
Financing fund [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	23,519	0
Changes from financing cash flows	36,541	24,022
Interest paid	(2,002)	0
Conversion to new debt	0
New leases	0	0
Contract modifications	0	0
Disposals	0	0
Interest expense	7,877	0
Foreign exchange movement	(2,615)	(503)
Ending balance	63,320	23,519
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	140,591	140,059
Changes from financing cash flows	(38,530)	(41,364)
Interest paid	0	0
Conversion to new debt	0
New leases	35,094	15,606
Contract modifications	9,887	19,922
Disposals	(3,431)	(2,516)
Interest expense	7,178	6,658
Foreign exchange movement	(5,020)	2,226
Ending balance	145,769	140,591
Interest Payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	8	4,628
Changes from financing cash flows	0	0
Interest paid	(3,113)	(15,808)
Conversion to new debt	0
New leases	0	0
Contract modifications	0	0
Disposals	0	0
Interest expense	4,540	11,995
Foreign exchange movement	749	(807)
Ending balance	€ 2,184	€ 8